Goodwill And Intangible Assets, Net Goodwill And Intangible Assets, Net (Goodwill Rollforward) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 459,615	$ 478,747		$ 273,210	$ 478,747	$ 273,210	$ 273,210	$ 253,362
Goodwill acquisitions		0			1,892		205,670	19,879
Goodwill, Written off Related to Sale of Business Unit					(15)
Goodwill impairment	0	29,316	$ 0	0	29,316	0
Other		10,184			(5,649)		(133)	(31)
Goodwill, ending balance	445,659	459,615			445,659		478,747	273,210	$ 253,362
Propane and related equipment sales [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	256,120	256,120		256,253	256,120	256,253	256,253	253,362
Goodwill acquisitions		0			0		0	2,922	4,640
Goodwill, Written off Related to Sale of Business Unit					(15)
Goodwill impairment		0			0
Other		0			0		(133)	(31)
Goodwill, ending balance	256,105	256,120			256,105		256,120	256,253	253,362
Midstream Operations - Water Solutions [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	29,316		16,957	29,316	16,957	16,957	0
Goodwill acquisitions		0			0		12,359	16,957	0
Goodwill, Written off Related to Sale of Business Unit					0
Goodwill impairment		29,316			29,316
Other		0			0		0	0
Goodwill, ending balance	0	0			0		29,316	16,957	0
Midstream - Crude Oil Logistics [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	203,495	193,311		$ 0	193,311	$ 0	0	0
Goodwill acquisitions		0			1,892		193,311	0
Goodwill, Written off Related to Sale of Business Unit					0
Goodwill impairment		0			0
Other		10,184			(5,649)		0	0
Goodwill, ending balance	$ 189,554	$ 203,495			$ 189,554		$ 193,311	$ 0	$ 0